Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 13,367	$ 21,496	$ 27,978
Restricted cash	20,460	19,700	13,806
Accounts receivable	65,253	76,298	67,641
Notes receivable	17,693	20,839	33,356
Short-term investments			958
Inventories, net	55,400	44,968	57,304
Prepaid expenses and other current assets	8,192	6,022	3,948
Amount due from related parties			1,856
Total Current Assets	180,365	189,323	206,847
Property, plant and equipment, net	217,686	198,017	191,323
Land use rights, net	13,987	14,001	13,422
Acquired intangible assets, net	2,067	2,279	2,657
Other non-current assets	710	890	1,571
Total Assets	414,815	404,510	415,820
Current liabilities:
Accounts payable	43,814	42,007	35,580
Advance from customers	2,636	2,446	3,675
Accrued expenses and other current liabilities	35,597	60,628	34,995
Income tax payables	665	664	657
Short-term bank borrowings	16,572	12,184	11,922
Notes payable	32,173	35,782	35,166
Bonds payable	29,915	29,915	73,803
Total Current Liabilities	161,372	183,626	195,798
Deposit liability for series B2 convertible preferred shares (“Series B2 Preferred”)	21,792	21,792	21,792
Long-term bonds payable	137,490	73,147	29,259
Long-term bank borrowings	9,886
Other non-current liabilities	114,362	110,597	130,952
Total Liabilities	444,902	389,162	377,801
Mezzanine Equity (Note 15 and Note 17)
Series C1 convertible redeemable preferred shares (“Series C1 Preferred”)	82,587	80,581	76,684
Series C2 convertible redeemable preferred shares (“Series C2 Preferred”)	86,528	81,966	73,100
Series D1 convertible redeemable preferred shares (“Series D1 Preferred”)	156,101	146,583	127,935
Redeemable noncontrolling interests	96,003	90,820	80,561
Total Mezzanine Equity	421,219	399,950	358,280
Commitments and contingencies
Shareholders’ Deficit
Ordinary shares value	6	6	6
Additional paid-in capital			3,727
Statutory reserves	6,032	6,032	6,032
Accumulated deficit	(465,457)	(397,996)	(320,760)
Accumulated other comprehensive deficit	8,113	7,356	(9,266)
Total Shareholders’ Deficit	(451,306)	(384,602)	(320,261)
Total Liabilities, Mezzanine Equity and Shareholders’ Deficit	$ 414,815	$ 404,510	$ 415,820